INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2025
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2025	2024

Earnings before income taxes	$471,192	$514,085
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	124,866	136,233

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(122,546)	(110,434)
Global Minimum Tax ("GMT") top-up tax	27,902	33,000
Income tax and other adjustments related to prior taxation years	(1,165)	(1,279)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	10,904
Non-recognition of tax benefits related to tax losses and temporary differences	27,335	45,171
Effect of non-deductible expenses and other	20,865	(375)
Total income tax expense	$77,257	$113,220
Average effective tax rate	16.4%	22.0%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2025	2024

Current income taxes
Corporate income tax	$55,665	$68,157
Global Minimum Tax top-up tax	27,902	33,000
Adjustments relating to prior taxation years	(1,646)	(602)
	81,921	100,555

Deferred income taxes:
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	10,904
Origination and reversal of temporary differences	(32,480)	(42,708)
Non-recognition of tax benefits related to tax losses and temporary differences	27,335	45,146
Adjustments relating to prior taxation years	481	(677)
	(4,664)	12,665
Total income tax expense	$77,257	$113,220

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 28, 2025	December 29, 2024

Deferred income tax assets:
Non-capital losses	$1,041,818	$138,615
Non-deductible reserves and accruals	272,241	50,932
Property, plant and equipment	21,237	18,859
Lease liability	64,433	23,366
Tax credits	29,170	—
Other items	10,426	10,183
	1,439,325	241,955
Unrecognized deferred income tax assets	(1,006,015)	(175,571)
Deferred income tax assets	$433,310	$66,384

Deferred income tax liabilities:
Right-of-use assets	$(64,300)	$(20,726)
Property, plant and equipment	(69,913)	(43,016)
Intangible assets	(677,242)	(9,472)
Deferred income tax liabilities	(811,455)	(73,214)
Deferred income taxes	$(378,145)	$(6,830)

The details of changes to deferred income tax assets and liabilities were as follows:

	2025	2024

Balance, beginning of fiscal year, net	$(6,830)	$5,853

Recognized in the statements of earnings:
Non-capital losses	(2,267)	19,419
Non-deductible reserves and accruals	29,440	31,097
Property, plant and equipment	4,455	(4,727)
Right of use assets and lease liability	155	(1,539)
Tax credits, capital losses, and other items	1,359	—
Intangible assets	(464)	(864)
Other	(679)	(1)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	(10,904)
Unrecognized deferred income tax assets	(27,335)	(45,146)
	4,664	(12,665)

Business acquisitions	(376,637)	—
Other	658	(18)
Balance, end of fiscal year, net	$(378,145)	$(6,830)
20. INCOME TAXES (continued):

Deferred income tax assets and liabilities are presented in the statement of financial position as follows:

	December 28, 2025	December 29, 2024

Deferred income tax assets	$22,952	$21,800
Deferred income tax liabilities	401,097	28,630
Deferred income taxes	$(378,145)	$(6,830)